Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amount and fair value of the marketable security
Cost Basis	$ 101,677	$ 5,274
Gross Unrealized Gains	176,682
Gross Unrealized Losses	(8,881)	(3,798)
Fair value of Investments	269,478	1,476
One marketable security
Carrying amount and fair value of the marketable security
Cost Basis		5,274
Gross Unrealized Losses		(3,798)
Fair value of Investments		$ 1,476
Showworld
Carrying amount and fair value of the marketable security
Cost Basis	81,385
Gross Unrealized Gains	176,169
Fair value of Investments	257,554
Other marketable securities
Carrying amount and fair value of the marketable security
Cost Basis	20,292
Gross Unrealized Gains	513
Gross Unrealized Losses	(8,881)
Fair value of Investments	$ 11,924